13. STOCK-BASED COMPENSATION (Details 4) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥) ¥ / shares shares
Number of Shares
Unvested on January 1, 2017 | shares	1,311,379
Granted | shares	619,016
Forfeited | shares	(301,574)
Vested | shares	(368,189)
Unvested on December 31, 2017 | shares	1,260,630
Weighted Average Fair Value
Unvested on January 1, 2017	¥ 4.54
Granted	4.01
Forfeited	5.39
Vested	5.99
Unvested on December 31, 2017	¥ 3.65
Restricted Stock Units
Number of Shares
Unvested on January 1, 2017 | shares	0
Granted | shares	8,000
Forfeited | shares	0
Vested | shares	0
Unvested on December 31, 2017 | shares	8,000
Weighted Average Fair Value
Unvested on January 1, 2017	¥ 0.00
Granted	17.00
Forfeited	0.00
Vested	0.00
Unvested on December 31, 2017	¥ 17.00
Aggregate Intrinsic Value
Unvested on January 1, 2017 | ¥	¥ 0
Granted	¥ 136
Forfeited	0
Vested	¥ 0
Unvested on December 31, 2017 | ¥	¥ 136